Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Revenue:
Revenue	$ 655,017	$ 596,169	$ 1,916,752	$ 1,766,016
Reimbursable expenses		(155,846)		(462,716)
Total Revenue	655,017	440,323	1,916,752	1,303,300
Costs and expenses:
Direct costs, reimbursable expenses	179,642	0	507,708	0
Direct costs, other	279,554	259,672	831,306	760,175
Selling, general and administrative expense	80,819	79,433	242,670	241,655
Depreciation and amortization	17,062	16,280	51,006	45,123
Restructuring	0	0	12,490	7,753
Total costs and expenses	557,077	355,385	1,645,180	1,054,706
Income from operations	97,940	84,938	271,572	248,594
Interest income	1,314	632	3,154	1,766
Interest expense	(3,201)	(3,177)	(10,298)	(9,535)
Income before provision for income taxes	96,053	82,393	264,428	240,825
Provision for income taxes	(11,526)	(8,239)	(29,935)	(30,445)
Net income	$ 84,527	$ 74,154	$ 234,493	$ 210,380
Net income per Ordinary Share:
Basic (USD per share)	$ 1.55	$ 1.37	$ 4.33	$ 3.89
Diluted (USD per share)	$ 1.54	$ 1.35	$ 4.27	$ 3.84
Weighted average number of Ordinary Shares outstanding:
Basic (in shares)	54,368,656	54,109,566	54,134,639	54,110,022
Diluted (in shares)	54,901,404	54,756,184	54,888,151	54,840,112